Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

Note 8 — Income Taxes

Our effective tax rate was 33.46% and 24.66% for the three months ended June 30, 2023 and 2022, respectively. Our effective tax rate was 37.01% and (459.15)% for the six months ended June 30, 2023 and 2022, respectively. The effective tax rate differs from the statutory tax rate of 21% mainly due to changes in the valuation allowance on the deferred tax assets. Cash paid for income taxes during the six months ended June 30, 2023 and 2022 was $974,000 and $0, respectively.

Note 8 — Income Taxes

The Company’s tax provision consists of the following components:

	As of December 31,
	2022	2021
Federal:
Current	$456,681	$—
Deferred	(142,225)	(18,603)
Total Federal	314,456	(18,603)
State:
Current	—	—
Deferred	2,840	(8,591)
Total State	$2,840	$(8,591)
Change in Valuation Allowance	139,385	27,194
Total Provision	$456,681	$—

The Company’s net deferred tax assets consist of the following:

	As of December 31,
	2022	2021
Deferred Tax Assets:
Non-Deductible Start-Up Costs	$162,036	$8,990
Net Operating Loss	4,543	18,204
Total Deferred Tax Assets	166,579	27,194
Valuation Allowance	(166,579)	(27,194)
Net Deferred Tax Asset	$—	$—

The Company has approximately $0 of federal and $65,000 of state Net Operating Losses (“NOLs”) that may be available to offset future taxable income, if any. The state net operating loss carryforwards if unused, will expire by 2031. Under the new Tax Cuts and Jobs Act, federal NOLs incurred after December 31, 2017 are carried forward indefinitely for federal tax purposes.

The ability to use federal NOLs may be limited under Internal Revenue Code Section 382 and 383. State NOLs are subject to similar limitations in many cases. As a result, the stated NOLs may not have any value to the Company. The statute of limitations for assessment by the IRS and state tax authorities is open for tax years ending December 31, 2022 and 2021. Currently, no federal or state income tax returns are under examination by the respective taxing authorities.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. The change in valuation allowance for the year ended December 31,2022 was $ 139,385.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	As of December 31,
	2022	2021
Federal statutory rate	21.00%	21.00%
Non-deductible items	(1.24)%	(7.85)%
State and local taxes, net of federal taxes	0.00%	6.98%
State effect of perm items	0.00%	(2.61)%
Deferred rate change	0.14%	0.00%
Valuation allowance	8.74%	(17.52)%
Total Provision and Effective Tax Rate	28.64%	0.00%

Cash paid for income taxes during the year ended December 31, 2022 and the period from April 5, 2021 (inception) through December 31, 2021 was $226,000 and $0, respectively.